EQUITIES	FIXED INCOME	REAL ESTATE	LIQUIDITY	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock Utilities and Telecommunications Fund, Inc.

Investor B1 and Investor C1 Shares

SUMMARY PROSPECTUS  |  NOVEMBER 30, 2009

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Class Ticker	Ticker Symbol
Investor B1 Shares	MBGUX
Investor C1 Shares	MCGUX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated November 30, 2009, are incorporated by reference into this Summary Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Summary Prospectus

Investment Objective

The investment objective of the BlackRock Utilities and Telecommunications Fund, Inc. (the “Utilities and Telecommunications Fund”) is to seek both capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Utilities and Telecommunications Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the BlackRock-advised fund complex. More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 15 of the Utilities and Telecommunications Fund’s prospectus and in the “Purchase of Shares” section on page II-52 of the Utilities and Telecommunications Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)	Investor B1 Shares	Investor C1 Shares
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as percentage of offering price or redemption proceeds, whichever is lower)	4.00%	1.00%
Redemption Fee (as a percentage of amount redeemed or exchanged, only within 30 days)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)	Investor B1 Shares	Investor C1 Shares
Management Fee	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.75%	0.80%
Other Expenses	0.59%	0.62%
Acquired Fund Fees and Expenses[1]	0.01%	0.01%
Total Annual Fund Operating Expenses[1]	1.95%	2.03%
[1]

The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets given in the Fund's most recent annual report which do not include the Acquired Fund Fees and Expenses.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor B1 Shares	$598	$912	$1,252	$2,125
Investor C1 Shares	$306	$637	$1,093	$2,358

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Investor B1 Shares	$198	$612	$1,052	$2,125
Investor C1 Shares	$206	$637	$1,093	$2,358

Portfolio Turnover

The Utilities and Telecommunications Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Utilities and Telecommunications Fund’s performance. During the most recent fiscal year, the Utilities and Telecommunications Fund’s portfolio turnover rate was 30% of the average value of its portfolio.

Principal Investment Strategies of the Fund

The Utilities and Telecommunications Fund seeks to achieve its investment objective by investing in a diversified portfolio of securities that are issued by utilities companies including telecommunications companies. Under normal circumstances, the Utilities and Telecommunications Fund will invest at least 80% of its assets in equity and debt securities issued by domestic and foreign utilities and telecommunications companies. Utilities and telecommunications companies include companies that are primarily engaged in the ownership or operation of facilities used to generate, transmit or distribute electricity, telecommunications, gas or water. The Utilities and Telecommunications Fund may invest in both equity securities and fixed-income securities. Equity securities include common stock, preferred stock, securities convertible into common stock or securities or other instruments whose price is linked to the value of common stock. Fixed-income securities are securities that represent an obligation by the issuer to pay a specified rate of interest or dividend at specified times. The Utilities and Telecommunications Fund intends to invest primarily in equity securities, but Utilities and Telecommunications Fund management may change its allocation among these types of investments as it deems appropriate to seek to achieve the Utilities and Telecommunications Fund’s objective. The fixed-income securities in which the Utilities and Telecommunications Fund invests generally are limited to those rated investment grade, and may be of any maturity. Investment grade securities are securities rated in the four highest rating categories by recognized rating agencies including Moody’s Investor Services, Inc., Standard & Poor’s and Fitch Ratings. The foreign securities in which the Utilities and Telecommunications Fund invests may be issued by companies located in both developed and emerging markets.

In selecting securities for the Utilities and Telecommunications Fund’s portfolio, Utilities and Telecommunications Fund management emphasizes securities of utilities companies that have strong financial characteristics. Utilities and Telecommunications Fund management selects the securities in which it will invest by a combination approach of top-down and bottom-up investment analysis.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in the Utilities and Telecommunications Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Utilities and Telecommunications Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Utilities and Telecommunications Fund.

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Call Risk — Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

■

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer.

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Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

■	Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

■	Foreign Securities Risk — Foreign investments often involve special risks not present in U.S. investments that can increase the chances that the Fund will lose money. These risks include:

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The Fund generally holds its foreign securities and cash in foreign banks and securities depositories, which may be recently organized or new to the foreign custody business and may be subject to only limited or no regulatory oversight.

■	Changes in foreign currency exchange rates can affect the value of the Fund’s portfolio.

■

The economies of certain foreign markets may not compare favorably with the economy of the United States with respect to such issues as growth of gross national product, reinvestment of capital, resources and balance of payments position.

■	The governments of certain countries may prohibit or impose substantial restrictions on foreign investments in their capital markets or in certain industries.

■

Many foreign governments do not supervise and regulate stock exchanges, brokers and the sale of securities to the same extent as does the United States and may not have laws to protect investors that are comparable to U.S. securities laws.

■	Settlement and clearance procedures in certain foreign markets may result in delays in payment for or delivery of securities not typically associated with settlement and clearance of U.S. investments.

■	Interest Rate Risk — Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall, and decrease as interest rates rise.

■

Investment Grade Securities Risk — Securities rated in the four highest rating categories by the rating agencies (Standard & Poor’s (“S&P”) (AAA, AA, A and BBB), Fitch Ratings, Ltd. (“Fitch”) (AAA, AA, A and BBB) or Moody’s Investors Service (“Moody’s”) (Aaa, Aa, A and Baa)) are considered investment grade but they may also have some speculative characteristics, meaning that they carry more risk than higher rated securities and may have problems making principal and interest payments in difficult economic climates. Investment grade ratings do not guarantee that bonds will not lose value.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Mid Cap Securities Risk — The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

■

Sector Risk — Sector risk is the risk that the Fund’s concentration in the securities of companies in a specific market sector or industry will cause the Fund to be more exposed to the price movements of companies in and developments affecting that sector than a more broadly diversified fund. Because the Fund invests primarily in one sector, there is the risk that the Fund will perform poorly during a downturn in that sector.

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Sovereign Debt Risk — These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debt that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

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Telecommunications Risk — The telecommunications industry is subject to governmental regulation and a greater price volatility than the overall market and the products and services of telecommunications companies may be subject to rapid obsolescence resulting from changing consumer tastes, intense competition, and strong market reactions to technological developments throughout the industry. Companies in the telecommunications sector may encounter distressed cash flows due to the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology.

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Utility Industry Risk — When interest rates go up, the value of securities issued by utilities companies historically has gone down. In most countries and localities, the utilities industry is regulated by governmental entities, which can increase costs and delays for new projects and make it difficult to pass increased costs on to consumers. In certain areas, deregulation of utilities has resulted in increased competition and reduced profitability for certain companies, and increased the risk that a particular company will become bankrupt or fail completely. Reduced profitability, as well as new uses for or additional need of funds (such as for expansion, operations or stock buybacks), could result in reduced dividend payout rates for utilities companies. In addition, utilities companies face the risk of increases in the cost and reduced availability of fuel (such as oil, coal, natural gas or nuclear energy) and potentially high interest costs for borrowing to finance new projects.

Performance Information

The information shows you how the Utilities and Telecommunications Fund’s performance has varied year by year and provides some indication of the risks of investing in the Utilities and Telecommunications Fund. The table compares the Utilities and Telecommunications Fund’s performance to that of the Standard & Poor’s (S&P) 500 Index, the Standard & Poor’s (S&P) Utilities Index and a composite index comprised of 70% of the S&P 500 Utilities Index and 30% of the S&P 500 Telecommunication Services Index, which are relevant to the Fund because they have characteristics similar to the Fund’s investment strategy. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Updated information on the Utilities and Telecommunications Fund’s performance can be obtained by visiting http://www.blackrock.com/prospectus or can be obtained by phone at 800-882-0052.

Investor C1 Shares

ANNUAL TOTAL RETURNS

BlackRock Utilities & Telecommunications Fund

As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 17.93% (quarter ended December 31, 1999) and the lowest return for a quarter was –22.33%% (quarter ended September 30, 2008). The year-to-date return as of September 30, 2009 was 7.11%.

As of 12/31/08
Average Annual Total Returns	1 Year	5 Years	10 Years
BlackRock Utilities & Telecommunications Fund — Investor C1
Return Before Taxes	–34.91%	7.53%	2.76%
Return After Taxes on Distributions	–35.74%	6.54%	0.85%
Return After Taxes on Distributions and Sale of Shares	–22.13%	6.29%	1.64%
BlackRock Utilities & Telecommunications Fund — Investor B1
Return Before Taxes	–36.70%	7.26%	2.89%
Standard & Poor’s (S&P) 500 Index (Reflects no deduction for fees, expenses or taxes)[1]	–37.00%	–2.19%	–1.38%
Standard & Poor’s (S&P) 500 Utilities Index (Reflects no deduction for fees, expenses or taxes) [1]	–28.98%	8.29%	2.72%
70% S&P 500 Utilities Index/30% S&P 500 Telecommunication Services Index (Reflects no deduction for fees, expenses or taxes)[1]	–29.26%	7.16%	2.02%
[1]

The S&P 500 Index is a widely recognized, unmanaged Index of common stock prices. The Standard & Poor’s (S&P) 500 Utilities Index is an unmanaged index comprised of all stocks designed to measure the performance of electric and natural gas utilities within the S&P 500 Index. The S&P 500 Telecommunication Services Index is comprised of all stocks designed to measure the performance of the communications services companies within the S&P 500 Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor C1 Shares only, and the after-tax returns for Investor B1 Shares will vary.

Investment Manager

The Utilities and Telecommunications Fund’s investment manager is BlackRock Advisors, LLC (“BlackRock”). The Utilities and Telecommunications Fund’s sub-adviser is BlackRock Investment Management, LLC. Where applicable, BlackRock refers also to the Utilities and Telecommunications Fund’s sub-adviser.

Portfolio Manager

Name	Portfolio Manager of the Fund Since	Title
Kathleen M. Anderson	2002	Managing Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

Investor B1 and Investor C1 Shares generally are no longer available for purchase but continue to be available for dividend and capital gain reinvestment and certain authorized qualified employee benefit plans.

You may redeem shares of the Fund each day the New York Stock Exchange (“NYSE”) is open. You should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds.

Tax Information

The Fund’s dividends and distributions may be subject to federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and other services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

* * *

The Fund’s prospectus and statement of additional information, both dated November 30, 2009, are incorporated by reference into this Summary Prospectus.

INVESTMENT COMPANY ACT FILE # 811-06180 © BlackRock Advisors, LLC
BR Utilities and Telecommunications Fund, Inc. SPRO-UT-PRI-1109